Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

Note 13 — INCOME TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company does not accrue for taxes.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiary incorporated in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholders, no BVI withholding tax will be imposed.

Singapore

The Company’s main operating subsidiary is incorporated in Singapore and is subject to income taxes on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant tax laws and regulations of Singapore. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
Income tax expenses
Current income tax expenses	—	20,597	20,241	15,741
Deferred income tax expenses (benefit)	478,009	(186,547)	(140,372)	(109,163)
Income tax expenses (benefit)	478,009	(165,950)	(120,131)	(93,422)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the Years Ended December 31,
	2023	2023	2024	2024	2025	2025 2025
	S$	%	S$	%	S$	$	%
Income (loss) before tax	2,868,175	100.0	(1,197,088)	100.0	(2,473,133)	(1,923,270)	100.0
Singapore statutory income tax rate	17%		17%		17%	17%
Income tax expenses (benefit) computed at Singapore statutory rate	487,590	17.0	(203,505)	17.0	(420,433)	(326,956)	17.0
Domestic tax effects
Non-deductible expenses	7,530	0.3	5,916	(0.5)	12,827	9,975	(0.5)
Tax exemption and rebates	—	—	—	——	—	—	—
True-up of prior tax	—	—	(34,022)	2.8	(33,666)	(26,181)	1.4
Foreign tax effects
Statutory tax rate difference between Cayman and Singapore	—	—	65,661	(5.4)	321,141	249,740	(13.0	)_
Others	(17,111)	(0.6)	—	—	—	—	—
Total tax expenses (benefit)	478,009	16.7	(165,950)	13.9	(120,131)	(93,422)	4.9

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Deferred tax assets
Allowance for credit losses	10,369	10,854	8,441
Lease liabilities	66,845	81,342	63,257
Net operating loss carry-forwards	150,781	270,046	210,006
Depreciation	7,421	4,735	3,682
Deferred tax liabilities
Right-of-use assets	(66,416)	(82,133)	(63,872)
Depreciation	—	—	—
Unbilled revenue	(560,836)	(536,310)	(417,070)
Deferred tax liabilities, net	(391,836)	(251,466)	(195,556)

As the deferred tax assets and deferred tax liabilities are generated from the same entity, Springview (S), hence the deferred tax assets and deferred tax liabilities are eligible to net off with each other.